Parent Entity Financial Information (Tables)	12 Months Ended
Jun. 30, 2020
Parent Entity Financial Information
Schedule of Individual Financial Information

The individual financial statements for the parent entity show the following aggregate amounts:

	2020 $	2019 $
Balance sheet
Current assets	11,646,391	3,003,871
Non-current assets	345,236	25,126
Total assets	11,991,627	3,028,997
Current liabilities	10,095,549	10,795,245
Non-current liabilities	1,117,947	809
Total liabilities	11,213,496	10,796,054

Shareholders’ equity
Share Capital Reserves	140,111,073	125,498,824
Other reserves	(117,131)	(117,131)
Share-based payments	6,184,391	3,405,659
Retained earnings	(145,400,202)	(136,554,409)

Total Equity	778,131	(7,767,057)

Loss for the year	(8,816,667)	(5,949,827)